LONG TERM CONVERTIBLE DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Long Term Convertible Debt [Line Items]
Interest rate, Par	7.50%
Convertible debt:
Par	$ 0		$ 345
Deemed premium, net	0	[1]	7	[1]
Reclassification to current liabilities	0		352
Convertible Debt, Noncurrent	$ 0		$ 0

[1]	Amortization of the deemed premium added to income was $15 for 2012 and $7 for 2013.